Quarterly Holdings Report
for
Fidelity® Sustainable Core Plus Bond ETF
May 31, 2022
CPB-NPRT3-0722
1.9904947.100

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 47.7%
	Principal Amount(a)	Value
COMMUNICATION SERVICES – 5.6%
Diversified Telecommunication Services – 2.4%
Altice France Holding SA 6.00% 2/15/28 (b)	$ 16,000	$ 13,340
Level 3 Financing, Inc. 3.75% 7/15/29 (b)	23,000	19,611
Lumen Technologies, Inc. 5.375% 6/15/29 (b)	8,000	6,860
Telefonica Europe BV 2.502% (c)(d)	100,000	97,425
Verizon Communications, Inc.:
2.355% 3/15/32	40,000	34,450
3.875% 3/1/52	140,000	125,454
		297,140
Entertainment – 1.1%
Cinemark USA, Inc. 5.25% 7/15/28 (b)	5,000	4,493
Magallanes, Inc.:
4.279% 3/15/32 (b)	74,000	69,164
5.141% 3/15/52 (b)	76,000	68,000
		141,657
Interactive Media & Services – 0.0%
Match Group, Inc. 4.625% 6/1/28 (b)	5,000	4,657
Media – 1.5%
Altice Financing SA 5.75% 8/15/29 (b)	12,000	10,740
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	4,000	2,965
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (b)	5,000	4,715
Front Range BidCo, Inc. 6.125% 3/1/28 (b)	9,000	7,200
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	5,000	5,271
News Corp. 3.875% 5/15/29 (b)	9,000	8,325
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)	4,000	3,770
TEGNA, Inc. 4.75% 3/15/26 (b)	4,000	3,982
TELUS Corp. 3.40% 5/13/32	70,000	64,972
The Walt Disney Co. 2.65% 1/13/31	70,000	63,349
Univision Communications, Inc. 9.50% 5/1/25 (b)	5,000	5,203
UPC Broadband Finco BV 4.875% 7/15/31 (b)	4,000	3,668

		Principal Amount(a)	Value

Virgin Media Finance PLC 5.00% 7/15/30 (b)		$ 4,000	$ 3,571
			187,731
Wireless Telecommunication Services – 0.6%
Millicom International Cellular SA 4.50% 4/27/31 (b)		4,000	3,438
Rogers Communications, Inc.:
3.20% 3/15/27 (b)		30,000	29,171
4.55% 3/15/52 (b)		40,000	37,156
			69,765
TOTAL COMMUNICATION SERVICES	700,950
CONSUMER DISCRETIONARY – 5.1%
Automobiles – 0.0%
Mclaren Finance PLC 7.50% 8/1/26 (b)		2,000	1,607
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 7.177% 10/15/26 (b)(d)(e)		4,000	3,810
			5,417
Diversified Consumer Services – 0.7%
Adtalem Global Education, Inc. 5.50% 3/1/28 (b)		5,000	4,638
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (b)		3,000	2,919
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29		70,000	67,210
Sotheby's 7.375% 10/15/27 (b)		10,000	9,766
StoneMor, Inc. 8.50% 5/15/29 (b)		3,000	2,872
			87,405
Hotels, Restaurants & Leisure – 0.4%
1011778 BC ULC / New Red Finance, Inc. 3.50% 2/15/29 (b)		9,000	8,252
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)		13,000	11,278
MGM Resorts International 4.75% 10/15/28		4,000	3,641
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		15,000	13,801
Yum! Brands, Inc. 4.625% 1/31/32		17,000	15,962
			52,934

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Household Durables – 0.3%
Taylor Morrison Communities, Inc. 5.125% 8/1/30 (b)	$ 21,000	$19,362
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	18,000	17,854
		37,216
Internet & Direct Marketing Retail – 0.1%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	8,000	7,260
Leisure Products – 0.1%
Constellation Merger Sub, Inc. 8.50% 9/15/25 (b)	4,000	3,600
Life Time, Inc. 8.00% 4/15/26 (b)	5,000	4,906
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	6,000	4,593
		13,099
Multiline Retail – 0.0%
Nordstrom, Inc. 4.375% 4/1/30	6,000	5,247
Specialty Retail – 3.4%
Alimentation Couche-Tard, Inc. 3.625% 5/13/51 (b)	80,000	60,026
Ambience Merger Sub, Inc. 4.875% 7/15/28 (b)	4,000	3,223
Bath & Body Works, Inc. 6.95% 3/1/33	4,000	3,519
Carvana Co. 5.625% 10/1/25 (b)	10,000	8,809
LBM Acquisition LLC 6.25% 1/15/29 (b)	5,000	3,877
Lowe's Cos, Inc.:
3.75% 4/1/32	70,000	66,748
4.25% 4/1/52	70,000	63,684
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	4,000	3,766
Magic Mergeco, Inc. 5.25% 5/1/28 (b)	12,000	9,870
Tapestry, Inc. 3.05% 3/15/32	70,000	59,299
The Gap, Inc. 3.625% 10/1/29 (b)	6,000	4,395
The Home Depot, Inc. 3.25% 4/15/32	70,000	67,000
The TJX Cos., Inc. 3.875% 4/15/30	60,000	59,425
Victoria's Secret & Co. 4.625% 7/15/29 (b)	4,000	3,290
		416,931

		Principal Amount(a)	Value

Textiles, Apparel & Luxury Goods – 0.1%
Crocs, Inc. 4.125% 8/15/31 (b)		$ 9,000	$7,179
Hanesbrands, Inc. 4.625% 5/15/24 (b)		5,000	4,975
			12,154
TOTAL CONSUMER DISCRETIONARY	637,663
CONSUMER STAPLES – 2.1%
Beverages – 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		6,000	4,690
Food & Staples Retailing – 1.9%
Albertsons Cos., Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC 3.25% 3/15/26 (b)		6,000	5,623
Danone SA 1.00% 12/31/99		100,000	94,951
General Mills, Inc. 2.25% 10/14/31		150,000	126,594
TreeHouse Foods, Inc. 4.00% 9/1/28		4,000	3,460
U.S. Foods, Inc. 4.625% 6/1/30 (b)		4,000	3,672
			234,300
Food Products – 0.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		21,000	20,580
Personal Products – 0.0%
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		6,000	4,313
TOTAL CONSUMER STAPLES	263,883
ENERGY – 1.4%
Energy Equipment & Services – 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		5,000	4,544
CGG SA 8.75% 4/1/27 (b)		8,000	7,640
TerraForm Power Operating LLC 4.75% 1/15/30 (b)		4,000	3,790
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		3,638	3,479
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		3,737	3,624
Weatherford International Ltd. 8.625% 4/30/30 (b)		4,000	3,771
			26,848
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 1.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		$ 6,000	$ 5,850
California Resources Corp. 7.125% 2/1/26 (b)		13,000	13,325
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% 2/1/32 (b)		14,000	12,460
CNX Resources Corp. 6.00% 1/15/29 (b)		2,000	1,987
CVR Energy, Inc. 5.25% 2/15/25 (b)		12,000	11,791
Energean PLC 6.50% 4/30/27 (b)		5,000	4,728
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (b)		5,000	4,699
MEG Energy Corp. 5.875% 2/1/29 (b)		15,000	14,964
New Fortress Energy, Inc. 6.50% 9/30/26 (b)		16,000	15,581
Northern Oil and Gas, Inc. 8.125% 3/1/28 (b)		4,000	4,090
Occidental Petroleum Corp. 5.50% 12/1/25		18,000	18,630
Oceaneering International, Inc. 6.00% 2/1/28		6,000	5,503
SM Energy Co. 6.50% 7/15/28		4,000	3,973
Teine Energy Ltd. 6.875% 4/15/29 (b)		9,000	8,910
Western Midstream Operating LP 3.60% 2/1/25		19,000	18,553
			145,044
TOTAL ENERGY	171,892
FINANCIALS – 10.3%
Banks – 1.0%
AIB Group PLC 2.875% 5/30/31 (d)		100,000	101,311
Citigroup, Inc. 4.91% 5/24/33		16,000	16,431
			117,742
Capital Markets – 0.5%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		5,000	3,375
State Street Corp. 3.031% 11/1/34 (d)		70,000	63,568
			66,943

		Principal Amount(a)	Value

Consumer Finance – 0.8%
Ally Financial, Inc.:
2.20% 11/2/28		$ 70,000	$ 59,480
4.70% (c)(d)		10,000	8,434
Enova International, Inc. 8.50% 9/15/25 (b)		4,000	3,590
NextEra Energy Operating Partners LP 3.875% 10/15/26 (b)		5,000	4,807
OneMain Finance Corp. 3.875% 9/15/28		23,000	19,924
			96,235
Diversified Financial Services – 6.5%
Bank of America Corp.:
2.456% 10/22/25 (d)		130,000	125,926
2.687% 4/22/32 (d)		40,000	34,860
Citigroup, Inc. 2.014% 1/25/26 (d)		130,000	123,720
Coinbase Global, Inc. 3.375% 10/1/28 (b)		4,000	2,924
Hightower Holding LLC 6.75% 4/15/29 (b)		5,000	4,219
JPMorgan Chase & Co.:
0.768% 8/9/25 (d)		130,000	122,239
2.963% 1/25/33 (d)		40,000	35,711
Morgan Stanley:
0.864% 10/21/25 (d)		140,000	131,082
2.943% 1/21/33 (d)		40,000	35,617
NatWest Group PLC 2.057% 11/9/28 (d)		100,000	114,717
StoneX Group, Inc. 8.625% 6/15/25 (b)		3,000	3,093
The Goldman Sachs Group, Inc. 3.615% 3/15/28 (d)		70,000	68,260
			802,368
Insurance – 1.5%
Equitable Financial Life Global Funding 1.30% 7/12/26 (b)		100,000	90,480
Marsh & McLennan Cos., Inc. 2.375% 12/15/31		110,000	95,066
			185,546
Thrifts & Mortgage Finance – 0.0%
Radian Group, Inc. 6.625% 3/15/25		4,000	4,123
TOTAL FINANCIALS	1,272,957
HEALTH CARE – 4.1%
Biotechnology – 1.0%
Amgen, Inc. 3.00% 2/22/29		130,000	123,050

Quarterly Report	4

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Biotechnology – continued
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		$ 5,000	$ 3,953
			127,003
Health Care Providers & Services – 0.8%
Akumin Escrow, Inc. 7.50% 8/1/28 (b)		4,000	2,935
Cano Health LLC 6.25% 10/1/28 (b)		11,000	9,770
CHS /Community Health Systems, Inc. 6.875% 4/15/29 (b)		10,000	7,813
Humana, Inc. 3.70% 3/23/29		70,000	68,393
Lifepoint Health, Inc. Co. 5.375% 1/15/29 (b)		6,000	5,056
Tenet Healthcare Corp.:
4.375% 1/15/30 (b)		4,000	3,732
6.125% 10/1/28 (b)		5,000	4,881
			102,580
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (b)		6,000	6,004
Pharmaceuticals – 2.2%
Astrazeneca Finance LLC 1.75% 5/28/28		70,000	63,252
Bristol-Myers Squibb Co. 2.95% 3/15/32		40,000	37,551
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (b)		9,000	8,085
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		9,000	8,339
CHS/Community Health Systems, Inc. 5.25% 5/15/30 (b)		5,000	4,307
Cigna Corp. 3.40% 3/15/51		80,000	63,926
Darling Ingredients, Inc. 6.00% 6/15/30		5,000	5,000
Horizon Therapeutics USA, Inc. 5.50% 8/1/27 (b)		4,000	4,015
Jazz Securities DAC 4.375% 1/15/29 (b)		9,000	8,685
Syneos Health, Inc. 3.625% 1/15/29 (b)		6,000	5,279
Zoetis, Inc. 2.00% 5/15/30		70,000	60,407
			268,846
TOTAL HEALTH CARE	504,433

	Principal Amount(a)	Value
INDUSTRIALS – 1.9%
Aerospace & Defense – 0.2%
Bombardier, Inc. 6.00% 2/15/28 (b)	$ 21,000	$ 17,487
Howmet Aerospace, Inc. 3.00% 1/15/29	4,000	3,619
Triumph Group, Inc. 8.875% 6/1/24 (b)	5,000	5,181
		26,287
Commercial Services & Supplies – 0.7%
APX Group, Inc. 5.75% 7/15/29 (b)	6,000	5,079
Block, Inc. 2.75% 6/1/26 (b)	27,000	24,903
Covert Mergeco, Inc. 4.875% 12/1/29 (b)	5,000	4,399
HealthEquity, Inc. 4.50% 10/1/29 (b)	9,000	8,392
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	4,000	4,010
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (b)	7,000	6,615
Pitney Bowes, Inc. 6.875% 3/15/27 (b)	4,000	3,538
PROG Holdings, Inc. 6.00% 11/15/29 (b)	4,000	3,545
Rent-A-Center, Inc. 6.375% 2/15/29 (b)	4,000	3,505
Stericycle, Inc. 3.875% 1/15/29 (b)	12,000	10,895
The Hertz Corp. 4.625% 12/1/26 (b)	6,000	5,492
		80,373
Construction & Engineering – 0.3%
AECOM 5.125% 3/15/27	6,000	5,992
Brand Industrial Services, Inc. 8.50% 7/15/25 (b)	7,000	5,761
HTA Group Ltd. 7.00% 12/18/25 (b)	4,000	3,880
IEA Energy Services LLC 6.625% 8/15/29 (b)	4,000	3,450
Pike Corp. 5.50% 9/1/28 (b)	2,000	1,692
VM Consolidated, Inc. 5.50% 4/15/29 (b)	14,000	12,307
		33,082
Machinery – 0.5%
Otis Worldwide Corp. 2.565% 2/15/30	70,000	61,603
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Machinery – continued
The Manitowoc Co., Inc. 9.00% 4/1/26 (b)		$ 3,000	$ 3,011
			64,614
Marine – 0.0%
Seaspan Corp. 5.50% 8/1/29 (b)		5,000	4,470
Road & Rail – 0.2%
Uber Technologies, Inc. 4.50% 8/15/29 (b)		22,000	19,898
Trading Companies & Distributors – 0.0%
Fortress Transportation and Infrastructure Investors LLC 5.50% 5/1/28 (b)		6,000	5,158
TOTAL INDUSTRIALS	233,882
INFORMATION TECHNOLOGY – 3.1%
Communications Equipment – 0.0%
CommScope, Inc. 4.75% 9/1/29 (b)		8,000	7,082
Electronic Equipment, Instruments & Components – 0.6%
Atkore, Inc. 4.25% 6/1/31 (b)		4,000	3,650
Honeywell International, Inc. 1.75% 9/1/31		70,000	59,634
SBA Communications Corp. 3.125% 2/1/29		6,000	5,336
Sensata Technologies BV 4.00% 4/15/29 (b)		4,000	3,849
			72,469
IT Services – 0.3%
Austin BidCo, Inc. 7.125% 12/15/28 (b)		4,000	3,360
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		4,000	3,750
Entegris, Inc. 3.625% 5/1/29 (b)		14,000	12,378
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (b)		14,000	12,924
Minerva Merger Sub, Inc. 6.50% 2/15/30 (b)		5,000	4,588
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75% 6/1/25 (b)		3,000	2,993
The Dun & Bradstreet Corp. 5.00% 12/15/29 (b)		4,000	3,637
			43,630
Semiconductors & Semiconductor Equipment – 1.0%
Micron Technology, Inc. 2.703% 4/15/32		70,000	58,543

		Principal Amount(a)	Value

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.50% 5/11/31		$ 70,000	$58,639
ON Semiconductor Corp. 3.875% 9/1/28 (b)		6,000	5,692
			122,874
Software – 0.6%
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		21,000	19,046
Elastic N.V. 4.125% 7/15/29 (b)		14,000	12,252
NortonLifeLock, Inc. 5.00% 4/15/25 (b)		5,000	4,994
Open Text Corp. 3.875% 12/1/29 (b)		22,000	20,135
Twilio, Inc. 3.625% 3/15/29		9,000	8,235
Twitter, Inc. 3.875% 12/15/27 (b)		5,000	4,811
			69,473
Technology Hardware, Storage & Peripherals – 0.6%
Dell International LLC / EMC Corp. 6.20% 7/15/30		60,000	64,340
NCR Corp. 5.125% 4/15/29 (b)		8,000	7,629
			71,969
TOTAL INFORMATION TECHNOLOGY	387,497
MATERIALS – 2.0%
Chemicals – 0.9%
International Flavors & Fragrances, Inc. 2.30% 11/1/30 (b)		80,000	67,861
NOVA Chemicals Corp. 5.25% 6/1/27 (b)		5,000	4,863
Olympus Water US Holding Corp. 6.25% 10/1/29 (b)		7,000	5,519
Sunnova Energy Corp. 5.875% 9/1/26 (b)		10,000	8,978
The Chemours Co. LLC 4.625% 11/15/29 (b)		4,000	3,615
Valvoline, Inc. 3.625% 6/15/31 (b)		18,000	15,991
			106,827
Construction Materials – 0.6%
Carrier Global Corp. 2.493% 2/15/27		70,000	64,994
Patrick Industries, Inc. 4.75% 5/1/29 (b)		6,000	4,815
			69,809

Quarterly Report	6

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
MATERIALS – continued
Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25% 8/15/27 (b)		$ 13,000	$ 10,887
Berry Global Escrow Corp. 5.625% 7/15/27 (b)		15,000	14,898
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26		5,000	4,925
			30,710
Metals & Mining – 0.2%
Allegheny Technologies, Inc. 4.875% 10/1/29		6,000	5,404
Coeur Mining, Inc. 5.125% 2/15/29 (b)		3,000	2,430
Eldorado Gold Corp. 6.25% 9/1/29 (b)		5,000	4,460
ERO Copper Corp. 6.50% 2/15/30 (b)		5,000	4,342
IAMGOLD Corp. 5.75% 10/15/28 (b)		3,000	2,095
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (b)		4,000	4,060
Mineral Resources Ltd. 8.50% 5/1/30		5,000	5,071
			27,862
Paper & Forest Products – 0.1%
Mercer International, Inc. 5.125% 2/1/29		5,000	4,600
Pearl Merger Sub, Inc. 6.75% 10/1/28 (b)		4,000	3,921
			8,521
TOTAL MATERIALS	243,729
REAL ESTATE – 4.8%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Alexandria Real Estate Equities, Inc. 2.00% 5/18/32		110,000	89,644
Boston Properties LP 2.45% 10/1/33		110,000	88,219
Duke Realty LP 2.875% 11/15/29		100,000	91,920
iStar, Inc. 5.50% 2/15/26		4,000	4,017
New Residential Investment Corp. 6.25% 10/15/25 (b)		4,000	3,760
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (b)		12,000	9,583

		Principal Amount(a)	Value

WP Carey, Inc. 2.45% 2/1/32		$ 110,000	$ 91,633
			378,776
Real Estate Management & Development – 1.8%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (b)		5,000	4,227
CBRE Services, Inc. 2.50% 4/1/31		70,000	58,901
Corporate Office Properties LP 2.00% 1/15/29		80,000	66,888
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (b)		6,000	5,218
Vonovia SE 0.625% 3/24/31		100,000	85,826
			221,060
TOTAL REAL ESTATE	599,836
UTILITIES – 7.3%
Electric Utilities – 0.9%
Energizer Holdings, Inc. 4.375% 3/31/29 (b)		6,000	5,073
Oncor Electric Delivery Co LLC 4.15% 6/1/32		70,000	71,584
Terraform Global Operating LLC 6.125% 3/1/26 (b)		18,000	17,640
Vistra Operations Co. LLC 4.375% 5/1/29 (b)		22,000	20,564
			114,861
Independent Power and Renewable Electricity Producers – 1.3%
The AES Corp.:
1.375% 1/15/26		70,000	63,242
2.45% 1/15/31		110,000	91,555
			154,797
Multi-Utilities – 5.1%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		100,000	95,547
Dominion Energy, Inc. 2.25% 8/15/31		110,000	93,015
DPL, Inc. 4.125% 7/1/25		4,000	3,840
Duke Energy Carolinas LLC 3.95% 11/15/28		90,000	90,436
NextEra Energy Capital Holdings, Inc. 1.90% 6/15/28		70,000	62,449
NiSource, Inc. 1.70% 2/15/31		120,000	96,256
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
UTILITIES – continued
Multi-Utilities – continued
Northern States Power Co. 2.25% 4/1/31		$ 110,000	$ 97,171
PG&E Corp. 5.00% 7/1/28		5,000	4,725
Puget Energy, Inc. 4.224% 3/15/32		100,000	95,420
			638,859
TOTAL UTILITIES	908,517
TOTAL NONCONVERTIBLE BONDS (Cost $5,996,620)	5,925,239
U.S. Treasury Obligations – 29.2%

U.S. Treasury Bill 1.94% 4/20/23 (f)		1,650,000	1,621,506
U.S. Treasury Bonds 1.875% 2/15/32		140,000	128,395
U.S. Treasury Notes:
2.25% 2/15/52		1,300,000	1,087,328
2.50% 4/30/24 to 3/31/27		790,000	785,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,645,228)	3,622,791
U.S. Government Agency - Mortgage Securities – 14.7%

Fannie Mae – 1.0%
3.00% 6/1/40 to 7/1/52 (g)		125,000	119,098
Ginnie Mae – 3.4%
2.00% 6/1/52 (g)(h)		75,000	68,221
2.00% 7/21/52 (g)		100,000	90,828
2.50% 6/1/52 to 7/1/52 (g)		125,000	117,098
3.00% 6/1/40 (g)		75,000	72,351
4.00% 6/1/52 (g)		75,000	75,741
TOTAL GINNIE MAE	424,239
U.S. Government Agency – 0.8%
3.00% 5/1/52		24,971	23,847
3.00% 5/1/52 (g)(h)		75,000	72,510
TOTAL U.S. GOVERNMENT AGENCY	96,357
Uniform Mortgage Backed Securities – 9.5%
2.00% 6/1/37 (g)		200,000	189,078
2.00% 6/1/52 (g)(h)		150,000	133,090
2.00% 7/1/52 (g)		250,000	221,484
2.50% 6/1/52 (g)(h)		225,000	207,053
2.50% 7/1/52 (g)		150,000	137,801

		Principal Amount(a)	Value

3.50% 6/1/52 (g)(h)		$ 200,000	$ 196,078
3.50% 7/1/52 (g)		100,000	97,828
TOTAL UNIFORM MORTGAGE BACKED SECURITIES	1,182,412
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,801,925)	1,822,106
Asset-Backed Securities – 8.0%

Allegro CLO XV Ltd. 1.00% 7/20/35		250,000	246,790
Cedar Funding CLO Ltd. Series 16-6A, Class ARR 3 month U.S. LIBOR + 1.050% 2.113% 4/20/34 (b)(d)(e)		100,000	96,644
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 1.100% 2.144% 7/15/33 (b)(d)(e)		250,000	244,238
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (b)		48,875	43,969
Symphony CLO XXVI Ltd. Series 2026-A, Class AR 3 month U.S. LIBOR + 1.080% 2.143% 4/20/33 (b)(d)(e)		320,000	312,671
Verizon Master Trust 0.99% 4/20/28		54,000	50,986
TOTAL ASSET-BACKED SECURITIES (Cost $1,010,706)	995,298
Collateralized Mortgage Obligations – 1.6%

U.S. GOVERNMENT AGENCY – 1.6%
BXHPP Trust 2021-FILM 1 month U.S. LIBOR + 0.650% 1.525% 8/15/36 (b)(d)(e)		125,000	118,810
SLG Office Trust 2021-OVA 2.585% 7/15/41 (b)		100,000	87,576
TOTAL U.S. GOVERNMENT AGENCY	206,386
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $208,887)	206,386

Quarterly Report	8

Convertible Bond – 0.1%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 0.1%
Media – 0.1%
DISH Network Corp. 3.375% 8/15/26		$ 12,000	$ 9,046
TOTAL CONVERTIBLE BOND (Cost $10,922)	9,046

Common Stocks – 0.0%
		Shares
OIL, GAS & CONSUMABLE FUELS – 0.0%
Oil & Gas Exploration & Production – 0.0%
EQT Corp.		30	1,431
Oil & Gas Refining & Marketing – 0.0%
New Fortress Energy, Inc.		42	1,957
TOTAL OIL, GAS & CONSUMABLE FUELS	3,388
TOTAL COMMON STOCKS (Cost $3,133)			3,388
TOTAL INVESTMENT IN SECURITIES – 101.3% (Cost $12,677,421)	12,584,254
NET OTHER ASSETS (LIABILITIES) (i) – (1.3%)	(162,390)
NET ASSETS – 100.0%	$ 12,421,864
Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,324,827 or 18.7% of net assets.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	A portion of the security sold on a delayed delivery basis.
(i)	Includes $5,151 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
CBOT Long Bond U.S. Treasury Note Contracts (Germany)	1	June 2022	$ 126,490	$ 1,020	$ 1,020
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	September 2022	$ 225,906	$ (453)	$ (453)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	September 2022	211,102	(117)	(117)
Total Treasury Contracts					$ (570)
Total Futures Contracts					$ 450
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
The notional amount of futures sold as a percentage of Net Assets is 1.0%
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealised Appreciation/ (Depreciation)
USD	381,430	EUR	360,500	BNP Paribas SA	8/5/22	$(6,913)
USD	114,643	GBP	93,000	JPMorgan Chase Bank, N.A.	8/5/22	(2,596)
EUR	5,000	USD	5,293	Bank Of America NA	8/5/22	93
USD	2,089	EUR	2,000	BNP Paribas SA	8/5/22	(65)
USD	1,059	EUR	1,000	BNP Paribas SA	8/5/22	(19)
USD	2,637	EUR	2,500	JPMorgan Chase Bank, N.A.	8/5/22	(56)
EUR	1,000	USD	1,073	BNP Paribas SA	8/5/22	4
USD	1,079	EUR	1,000	JPMorgan Chase Bank, N.A.	8/5/22	1
USD	3,217	EUR	3,000	HSBC Bank USA	6/2/22	(3)
EUR	1,000	USD	1,076	HSBC Bank USA	8/5/22	1
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$ (9,553)
Unrealized Appreciation						99
Unrealized Depreciation						(9,652)

Currency Abbreviations
USD	United States Dollar
EUR	Euro
GBP	British Pound
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds, Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Quarterly Report	10

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund’s use of derivatives increased or decreased its exposure to the following risk(s):
Foreign Exchange Risk – Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk – Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund’s net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund’s custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund’s custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund’s custodian bank. The Fund’s maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty’s unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.
The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.
Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption “Forward Foreign Currency Contracts.” The contract amount and unrealized appreciation (depreciation) reflects each contract’s exposure to the underlying currency at period end.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.
Open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus.
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Quarterly Report	12